Accrued Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses

Note 5 — Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2019	March 31, 2019
Research and development expenses	$4,135,493	$4,814,926
Legal and other professional fees	3,592,322	1,105,446
Other expenses	977,369	304,194

Total accrued expenses	$8,705,184	$6,224,566

Note 4 — Accrued Expenses

Accrued expenses consist of the following:

	MARCH 31,
	2018	2019
Research and development expenses	$474,020	$4,814,926
Legal and other professional fees	—	1,105,446
Other expenses	—	304,194

Total accrued expenses	$474,020	$6,224,566